LOANS AND LEASES - Leasing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Direct Financing Lease, Lease Receivable	$ 16,272	$ 35,081
Direct Financing Lease, Unguaranteed Residual Asset	11,402	16,058
Sales-type Lease, Lease Receivable	444,144	184,985
Sales-type Lease, Unguaranteed Residual Asset	2,999	0
Net Investment in Lease, before Allowance for Credit Loss	474,817	236,124
Sales-type and Direct Financing Leases, Interest Income	$ 25,200	$ 11,800	$ 2,700